LEASES	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Leases
LEASES

5. LEASES

We lease certain warehouses, and office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, we did not combine lease and non-lease components.

There is no lease renewal. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Below is a summary of our lease assets and liabilities at November 30, 2022 and February 28, 2022.

Leases	Classification	November 30, 2022	February 28, 2022
Assets
Operating	Operating Lease Assets	$1,241,152	$1,331,605
Liabilities
Current
Operating	Current Operating Lease Liability	$111,985	$254,027
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	1,115,323	1,057,579
Total lease liabilities		$1,227,308	$1,311,606

Note: As most of our leases do not provide an implicit rate, we use our incremental borrowing rate of 10% which for the leases noted above was based on the information available at commencement date in determining the present value of lease payments. We compare against loans we obtain to acquire physical assets and not loans we obtain for financing. The loans we obtain for financing are generally at significantly higher rates and we believe that physical space or vehicle rental agreements are in line with physical asset financing agreements. CAM charges were not included in operating lease expense and were expensed in general and administrative expenses as incurred.

Rent expense and operating lease cost was $61,005 and $194,653 for the three and nine months ended November 30, 2022, respectively, and $103,115 and $207,201 for the three and nine months ended November 30, 2021, respectively.

NOTE 4 – LEASES

We lease certain warehouses, and office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, we did not combine lease and non-lease components.

There is no lease renewal. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Below is a summary of our lease assets and liabilities at February 28, 2022 and February 28, 2021.

Leases	Classification	February 28, 2022	February 28, 2021
Assets
Operating	Operating Lease Assets	$1,331,605	$47,753
Liabilities
Current
Operating	Current Operating Lease Liability	$254,027	$43,894
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	1,057,579	3,859
Total lease liabilities		$1,311,606	$47,753

Note: As most of our leases do not provide an implicit rate, we use our incremental borrowing rate of 10% which for the leases noted above was based on the information available at commencement date in determining the present value of lease payments. We compare against loans we obtain to acquire physical assets and not loans we obtain for financing. The loans we obtain for financing are generally at significantly higher rates and we believe that physical space or vehicle rental agreements are in line with physical asset financing agreements. CAM charges were not included in operating lease expense and were expensed in general and administrative expenses as incurred.

Operating lease cost and rent was $275,785 and $9,461 for both the twelve months ended February 28, 2022 and February 28, 2021, respectively.